Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities 1 [abstract]
Interest payable to policyholders	¥ 11,739	¥ 9,614
Salary and welfare payable	11,199	10,129
Payable to the third-party holders of consolidated structured entities	9,407	6,252
Brokerage and commission payable	5,268	5,659
Payable to constructors	3,479	2,668
Agent deposits	1,793	1,906
Tax payable	666	689
Stock appreciation rights	490	833
Interest payable of debt instruments	252	127
Others	14,133	9,553
Total	58,426	47,430
Current	58,426	47,430
Non-current	0	0
Total	¥ 58,426	¥ 47,430